Stock-Based Compensation - RSU, RS, Performance Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units and Restricted Stock
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	2,185,046	2,441,088	2,817,786
Number of Awards - Granted - Annual	604,256	749,068	671,204
Number of Awards - Granted - Other	20,692	8,115	26,886
Number of Awards - Vested	(769,598)	(960,345)	(1,010,612)
Number of Awards - Forfeited	(46,590)	(52,880)	(64,176)
Number of Awards - Nonvested - Ending balance	1,993,806	2,185,046	2,441,088
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 145.64	$ 127.47	$ 104.41
Weighted Average Grant Date Fair Value - Granted - Annual	176.10	148.20	165.86
Weighted Average Grant Date Fair Value - Granted - Other	233.77	169.00	156.94
Weighted Average Grant Date Fair Value - Vested	127.21	101.64	89.99
Weighted Average Grant Date Fair Value - Forfeited	158.25	145.95	118.99
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 162.60	$ 145.64	$ 127.47
Compensation expense yet to be recognized	$ 78,000,000
Expense recognition period	22 months
Fair value that vested	$ 136,000,000	$ 149,000,000	$ 166,000,000
Tax benefit realized from vesting	$ 45,000,000	$ 56,000,000	$ 62,000,000
Vesting or performance period	3 years
Value of dividend equivalents for restricted stock units that are forfeited	$ 0
Impact on basic earnings per share due to restricted stock units dividends	$ 0
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	656,278	871,192	1,099,752
Number of Awards - Granted - Annual	201,261	219,431	227,798
Number of Awards - Vested	(313,942)	(367,428)	(323,938)
Number of Awards - Performance Change	154,774	(37,534)	(106,760)
Number of Awards - Forfeited	(12,498)	(29,383)	(25,660)
Number of Awards - Nonvested - Ending balance	685,873	656,278	871,192
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 142.98	$ 120.89	$ 102.65
Weighted Average Grant Date Fair Value - Granted - Annual	191.28	160.17	158.88
Weighted Average Grant Date Fair Value - Vested	124.88	99.06	83.08
Weighted Average Grant Date Fair Value - Performance Change	173.91	155.98	127.70
Weighted Average Grant Date Fair Value - Forfeited	171.36	149.08	125.33
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 171.90	$ 142.98	$ 120.89
Compensation expense yet to be recognized	$ 25,000,000
Expense recognition period	11 months
Fair value that vested	$ 55,000,000	$ 54,000,000	$ 54,000,000
Tax benefit realized from vesting	$ 15,000,000	$ 15,000,000	$ 15,000,000
Vesting or performance period	3 years
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	200.00%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	1 year
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	0.00%